Concentrations and Risks (Details Narrative) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Outstanding amount	$ 40,000			$ 930
Trade receivables			$ 0
Interest rate	4.77%		2.50%	4.82%
Minimum [Member]
Concentration Risk [Line Items]
Interest rate	2.50%		2.50%
Interest rate		2.50%	2.50%	2.50%
Maximum [Member]
Concentration Risk [Line Items]
Interest rate	4.82%		4.82%
Interest rate		4.86%	4.82%	4.82%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk	100.00%			100.00%